Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Finance Income Cost Text Block [Abstract]
Schedule of financial income
In thousands of soles	2020	2021	2022
Financial income:
Interest on short-term bank deposits	2,353	959	12,894
Business interests	191	438	856
Interest on loans to third parties	863	442	127
Others	3,175	807	1,577
	6,582	2,646	15,454

Schedule of financial expenses
	2020	2021	2022
Financial expenses:
Interest expense on:
- Bank loans	58,548	55,290	64,010
- Bonds	26,771	36,830	34,844
- Loans from third parties	12,612	12,642	6,345
- Financial lease right-of-use	4,259	3,982	4,505
- Financial lease	1,187	862	474
Commissions and collaterals	28,083	23,034	22,389
Interest from Tax Administration	4,827	14,236	16,326
Exchange difference loss, net	3,766	47,211	269
Factoring expenses	722	93	1,973
Other financial expenses	1,028	2,235	5,339
	141,803	196,415	156,474

Schedule of interests for present value of financial assets or liabilities
In thousands of soles	2020	2021	2022
Interest income for present value of financial asset or liability (a)	32,734	3,127	13,299
Interest expenses for present value of financial asset or liability (b)	(4,552)	(66,159)	(99,313)
	28,182	(63,032)	(86,014)

a.	In 2022, corresponds mainly to the adjustment of the account receivable of the subsidiary Viva Negocio Inmobiliario S.A. for the present value of the receivable from the Ministry of Housing, Construction and Sanitation of the Ancon Project for S/8 million at a discount rate of 7.99%. (S/ 1.7 million at a discount rate of 8% as of December 31, 2021). In 2020 corresponds to the present value adjustment of the account receivable from Gasoducto Sur Peruano S.A. for S/22.9 million, due to the variation in the discount rate applied, which decreased from 2.48% to 1.65% in 2020.

b.	Mainly correspond to:

(i) Adjustment to the present value of the account receivable from Gasoducto Sur Peruano S.A. for S/72.2 million, due to the variation in the discount rate applied, which increased from 2.73% to 5.86% (S/32.8 million due to an increase in the rate from 1.65% to 2.73% as of December 31, 2021).

(ii) Adjustment to the fair value of the BCI loan in Inversiones en Autopistas S.A. for S/16.6 million due to the variation of the discount rate applied, which increased from 8.39% to 9.97% (S/12.4 million for rate increase from 6.45% to 8.39% as of December 31, 2021).

(iii) Present value of the account receivable from Inversiones Majes S.A. in Viva Negocio Inmobiliario S.A. for S/5 million at an applied discount rate of 8%.